LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of carrying amounts of right-of-use assets

	As at December 31,	As at December 31,
	2021	2020
Balance, beginning of year	$112,715	$117,581
Additions and modifications, net of disposals(i)	41,024	9,688
Amortization	(19,717)	(14,554)
Balance, end of year	$134,022	$112,715

Note:

(i)	Additions to right-of-use assets include $1.8 million related to the acquisition of TMAC.

Summary of lease obligations included in the consolidated balance sheets

	As at December 31,	As at December 31,
	2021	2020
Current	$32,988	$20,852
Non-current	98,445	99,423
Total lease obligations	$131,433	$120,275

Summary of future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms

	As at December 31,	As at December 31,
	2021	2020
Within 1 year	$33,952	$20,464
Between 1 - 3 years	37,825	28,090
Between 3 - 5 years	16,674	17,846
Thereafter	47,807	57,301
Total undiscounted lease obligations	$136,258	$123,701

Summary of amounts recognized in consolidated statements of income (loss) with respect to leases

	Year Ended December 31,
	2021	2020
Amortization of right-of-use assets	$19,717	$14,554
Interest expense on lease obligations	$2,252	$1,997
Variable lease payments not included in the measurement of lease obligations	$137,369	$117,317
Expenses relating to short-term leases	$3,883	$4,926
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$1,105	$792